Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($)			12 Months Ended
	Nov. 30, 2015	Sep. 08, 2006	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible assets included in purchase price			$ 29,000
Intangible assets amortization period			10 years
Amortization of intangibles			$ 51,000	$ 45,000	$ 45,000
Other intangible assets			205,000	193,000
Branch Office in Richfield, PA [Member]
Acquisition date		Sep. 08, 2006
Goodwill included in purchase price of the branch			2,046,000	2,046,000
Intangible assets included in purchase price				74,000
Amortization of intangibles			45,000	45,000	$ 45,000
Intangible assets amortization expense, year one			29,000
Core deposit intangible accumulated amortization			402,000	$ 375,000
Core deposit intangible amortization expense			29,000
FNBPA Bancorp, Inc [Member]
Acquisition date	Nov. 30, 2015	Nov. 30, 2015
Goodwill included in purchase price of the branch	$ 3,335,000
Intangible assets included in purchase price	$ 303,000
Intangible assets amortization period	10 years
Amortization of intangibles			4,000
Intangible assets amortization expense, year one	$ 55,000
Intangible assets amortization expense, year two	49,000
Intangible assets amortization expense, year three	44,000
Intangible assets amortization expense, year four	38,000
Intangible assets amortization expense, year five	33,000
Intangible assets amortization expense, after year 2020	80,000
Other intangible assets	40,000
Core deposit and other intangibles	343,000		337,000
Core deposit intangible amortization expense	$ 55,000
Other Intangible Assets [Member] | FNBPA Bancorp, Inc [Member]
Intangible assets amortization period	2 years
Amortization of intangibles			$ 2,000
Intangible assets amortization expense, year one	$ 20,000
Intangible assets amortization expense, year two	18,000
Core deposit intangible amortization expense	$ 20,000